Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,182,048.00
Previously Paid Amount	0.00
Total Fee Amount	20,463.94
Total Offset Amount	0.00
Net Fee	$ 20,463.94
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A